Stockholders' Deficit - Schedule of Fair Value Assumptions of Stock Options (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Expected volatility	100.60%	111.00%
Expected volatility, minimum			111.40%	138.00%
Expected volatility, maximum			112.20%	143.00%
Risk free interest rate	1.73%	2.10%
Risk free interest rate, minimum			2.43%	1.76%
Risk free interest rate, maximum			2.45%	2.63%
Forfeiture rate	20.00%	20.00%	20.00%
Forfeiture rate, minimum				20.00%
Forfeiture rate, maximum				23.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (years)	5 years 6 months 21 days	5 years	5 years 7 months 10 days	5 years